Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common stock par value	$ 0.0001
Common stock shares authorized	60,760,816
Common stock shares issued	39,621,946
Common stock shares outstanding	39,621,946
Nogin Inc [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	60,760,816	60,760,816
Common stock shares issued	39,621,946	39,621,946
Common stock shares outstanding	39,621,946	39,621,946
Class A Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share	$ 0.0001
Temporary equity shares authorized	8,864,495
Temporary equity, shares issued	8,864,495
Temporary equity, shares outstanding	8,864,495
Class A Redeemable Convertible Preferred Stock [Member] | Nogin Inc [Member]
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity shares authorized	8,864,495	8,864,495
Temporary equity, shares issued	8,864,495	8,864,495
Temporary equity, shares outstanding	8,864,495	8,864,495
Class B Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share	$ 0.0001
Temporary equity shares authorized	6,944,093
Temporary equity, shares issued	6,334,150
Temporary equity, shares outstanding	6,334,150
Class B Redeemable Convertible Preferred Stock [Member] | Nogin Inc [Member]
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity shares authorized	6,944,093	6,944,093
Temporary equity, shares issued	6,334,150	6,334,150
Temporary equity, shares outstanding	6,334,150	6,334,150